LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.    LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

	As of December 31,
	2022	2023

	(HK$ in thousands)

Equity method investments (1)	224,042	222,870
Equity investments without readily determinable fair values (2)	15,652	15,686
Total	239,694	238,556
(1)	Equity method investments

As of December 31, 2022 and 2023, the Group’s investments accounted for under the equity method totaled HK$224,042 thousand and HK$222,870 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

In December 2021, the Group invested in a private equity fund by acquiring approximately 10% ordinary equity interest with a total consideration of HK$7,798 thousand. The Group accounts for this as an equity method investment. In September 2023, the Group made an additional investment with a total consideration of HK$11,767 thousand. After the additional investment, the Group acquired approximately 12% equity interest of the private equity. For the year ended December 31, 2021, 2022 and 2023, losses on investment recognized were nil, nil and HK$1,834 thousand, respectively. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2022 and 2023, no impairment provision on the equity method investment was recognized.

9.    LONG-TERM INVESTMENTS (Continued)

(1)	Equity method investments (Continued)

In June 2022, the Group invested in a private equity fund by acquiring approximately 16% ordinary equity interest with a total consideration of HK$235,434 thousand. The Group accounts for this as an equity method investment. For the year ended December 31, 2022 and 2023, losses on investment recognized were HK$17,752 and HK$11,663 thousand, respectively. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2022 and 2023, no impairment provision on the equity method investment was recognized.

(2)	Equity investments without readily determinable fair values

As of December 31, 2022 and 2023, the Group’s equity investments without readily determinable fair values totaled HK$15,652 thousand and HK$15,686 thousand, respectively. In December 2021, the Group invested in a private equity fund by acquiring 2.75% ordinary equity interest with a total consideration of HK$15,596 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. As of December 31, 2022 and 2023, no impairment provision on the equity investments without readily determinable fair values was recognized.